Lease liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis

The maturity analysis of the lease liabilities are as follows:

	2024	2023
	USD	USD

Minimum lease payments:
Less than one year	329,071	350,528
Later than one year but not later than five years	202,421	179,198

Total minimum lease payments	531,492	529,726
Less: Unearned interest	(31,184)	(28,191)

Present value of lease liabilities	500,308	501,535

Schedule of lease liabilities	The lease liabilities component is analysed as follows:
	2024	2023
	USD	USD

Current	305,946	327,810
Non-current	194,362	173,725

	500,308	501,535

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis

The maturity analysis of the lease liabilities are as follows:

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Minimum lease payments:
Less than one year	147,961	166,761
Later than one year but not later than five years	677,714	150,758

Total minimum lease payments	825,675	317,519
Less: Unearned interest	(17,229)	(13,041)

Present value of lease liabilities	808,446	304,478

Schedule of lease liabilities	The lease liabilities component is analysed as follows:
	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Current	145,435	184,600
Non-current	663,011	119,878

	808,446	304,478